UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2003
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                       Name: CAK Capital Management, Inc.
                             d/b/a/ Knott Capital Management
                    Address: 224 Valley Creek Blvd.
                             Suite 100
                             Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                            Name:   J. Michael Barron
                           Title:   Chief Executive Officer
                           Phone:   (610) 854-6000

                     Signature, Place, and Date of Signing:


/s/ J. Michael Barron            Exton, PA                 May 12, 2005
-----------------------------    ------------------        -----------------
     J. Michael Barron           City, State               Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total:   $265,463 (thousands)

List of Other Included Managers: NONE






























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

                           FORM 13F INFORMATION TABLE

FORM 13-F 9/30/03
REPORTING MANAGER:
CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT


                                                           FORM 13F INFORMATION TABLE
                                TITLE OF             VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER          VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS     SOLE     SHARED  NONE
------------------------------ ---------- --------- -------- ------------ ---- ---- ------- -------- ------------ ------  ----
3Com Corporation               COM        885535104     9740 1647985.0000  SH        SOLE            1647985.0000
                                                         282   47760.0000  SH       OTHER              47760.0000
Abbott Laboratories            COM        002824100     6522  153271.1607  SH        SOLE             153271.1607
                                                          57    1350.0000  SH       OTHER               1350.0000
Ameren Corp                    COM        023608102      466   10850.0000  SH        SOLE              10850.0000
Anglogold Ashanti Limited      COM        035128206    10371  275100.0000  SH        SOLE             275100.0000
                                                         309    8200.0000  SH       OTHER               8200.0000
BCE Inc.                       COM        05534B109     9204  421221.5484  SH        SOLE             421221.5484
                                                         156    7150.0000  SH       OTHER               7150.0000
Biomet Inc.                    COM        090613100     6581  196455.0000  SH        SOLE             196455.0000
                                                          79    2360.0000  SH       OTHER               2360.0000
Bristol-Myers Squibb           COM        110122108     1933   75350.0000  SH       OTHER              75350.0000
Canyon Resources Corp          COM        138869300      106   60000.0000  SH        SOLE              60000.0000
Careside, Inc.                 COM        141728105        0   80927.0000  SH        SOLE              80927.0000
Chesapeake Energy              COM        165167107    15016 1392958.0000  SH        SOLE            1392958.0000
                                                         319   29550.0000  SH       OTHER              29550.0000
Comcast Cl A Special           COM        20030N200    10129  341736.0000  SH        SOLE             341736.0000
                                                         240    8110.0000  SH       OTHER               8110.0000
Delta & Pine Land C            COM        247357106     9063  393880.0000  SH        SOLE             393880.0000
                                                         175    7595.0000  SH       OTHER               7595.0000
Diebold Incorporated           COM        253651103     304     6000.0000  SH        SOLE               6000.0000
Dillards Inc cl A              COM        254067101     8353  597485.0000  SH        SOLE             597485.0000
                                                         215   15400.0000  SH       OTHER              15400.0000
Dun & Bradstreet Corp.         COM        26483E100     9993  240558.0000  SH        SOLE             240558.0000
                                                         237    5700.0000  SH       OTHER               5700.0000
Eagle Broadband                COM        269437109        6   12500.0000  SH        SOLE              12500.0000
Eclipsys Corporation           COM        278856109      201   12500.0000  SH        SOLE              12500.0000
Edgar Online Inc               COM        279765101       66   40000.0000  SH        SOLE              40000.0000
Edwards Lifesciences           COM        28176E108     9162  338320.0000  SH        SOLE             338320.0000
                                                         217    8000.0000  SH       OTHER               8000.0000
Encana Corp                    COM        292505104      855   23500.0000  SH        SOLE              23500.0000
Freeport Mc cl B               COM        35671D857      331   10000.0000  SH        SOLE              10000.0000
Gene Logic Inc.                COM        368689105     1490  321215.0000  SH        SOLE             321215.0000
                                                          77   16700.0000  SH       OTHER              16700.0000
Gold Fields Ltd                COM        38059T106    10407  734440.0000  SH        SOLE             734440.0000
                                                         255   18000.0000  SH       OTHER              18000.0000
Hospitality Properties         COM        44106M102     9266  264136.6941  SH        SOLE             264136.6941
                                                         232    6600.0000  SH       OTHER               6600.0000
IAC/InterActive Corp           COM        44919P102     8954  269875.0000  SH        SOLE             269875.0000
                                                         171    5165.0000  SH       OTHER               5165.0000
IDEXX Laboratories             COM        45168D104    11464  269425.0000  SH        SOLE             269425.0000
                                                         308    7250.0000  SH       OTHER               7250.0000
IDT Corp Pfd B                 COM        448947309      933   51655.0000  SH        SOLE              51655.0000
IDT {IDTC}                     COM        448947101     9517  538270.0000  SH        SOLE             538270.0000
                                                         310   17550.0000  SH       OTHER              17550.0000
Kimco Realty Corp.             COM        49446R109     5830  142300.0000  SH        SOLE             142300.0000
                                                          62    1510.0000  SH       OTHER               1510.0000
Lockheed Martin Corp.          COM        539830109     8506  184321.0000  SH        SOLE             184321.0000
                                                         143    3100.0000  SH       OTHER               3100.0000
Loews Corp                     COM        540424108     9367  232034.5057  SH        SOLE             232034.5057
                                                         227    5625.0000  SH       OTHER               5625.0000
McKesson Corp                  COM        58155Q103     8197  246245.0000  SH        SOLE             246245.0000
                                                         167    5025.0000  SH       OTHER               5025.0000
Mitcham Industries I           COM        606501104      225  112500.0000  SH        SOLE             112500.0000
Natl Technical Syste           COM        638104109       44   10000.0000  SH        SOLE              10000.0000
Northgate Minerals Corp        COM        666416102      238  150000.0000  SH        SOLE             150000.0000
Northrop Grumman Corp          COM        666807102     8637  100175.0000  SH        SOLE             100175.0000
                                                         158    1832.0000  SH       OTHER               1832.0000
OGE Energy Corp.               COM        670837103      304   13450.0000  SH        SOLE              13450.0000
Orchid Biosciences I           COM        68571P506       26   20000.0000  SH        SOLE              20000.0000
Pharmacopeia Drug Discovery    COM        7171EP101      254   20000.0000  SH        SOLE              20000.0000
Rita Medical Systems           COM        76774E103      222   71500.0000  SH        SOLE              71500.0000
Royal Dutch Petroleum          COM        780257804     8399  190015.0000  SH        SOLE             190015.0000
                                                         124    2800.0000  SH       OTHER               2800.0000
Ruby Tuesday Inc.              COM        781182100     5311  220300.0000  SH        SOLE             220300.0000
                                                          10     400.0000  SH       OTHER                400.0000
Sm & Wollensky Rest Grp Inc    COM        831758107      249   41500.0000  SH        SOLE              41500.0000
St. Joe Company                COM        790148100    15495  483005.0000  SH        SOLE             483005.0000
                                                         696   21700.0000  SH       OTHER              21700.0000
Suncor Energy                  COM        867229106     9959  536855.0000  SH        SOLE             536855.0000
                                                         328   17700.0000  SH       OTHER              17700.0000
Tellium, Inc.                  COM        87967E107       34   25000.0000  SH        SOLE              25000.0000
TranSwitch Corporatio          COM        894065101       50   20000.0000  SH        SOLE              20000.0000
Walgreen Company               COM        931422109     1869   61000.0000  SH       OTHER              61000.0000
Wyeth                          COM        983024100     7422  161000.0000  SH       OTHER             161000.0000
Zimmer Holdings Inc.           COM        98956P102     8152  147950.0000  SH        SOLE             147950.0000
                                                         684   12415.0000  SH       OTHER              12415.0000

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